As filed with the Securities and Exchange Commission on November 2, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2022 – August 31, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

Annual Report
August 31, 2023
MAI Managed Volatility Fund
Managed By MAI Capital Management, LLC

TABLE OF CONTENTS
IMPORTANT INFORMATION
The views expressed in this report are those of the MAI Managed Volatility Fund (the “Fund”) managers as of August 31, 2023, and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.
An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The Fund may invest in securities issued by smaller and medium-sized companies, which typically involves greater risk than investing in larger, more established companies. Selling call options risk occurs if the Fund is required to sell an underlying security and forego gains if the market price exceeds the exercise price before the expiration date. Selling put options risk occurs if the Fund is required to buy an underlying security and forego gains if the market price is below the exercise price before the expiration date. Option risks include, but are not limited to, the possibility of an imperfect correlation between the movement in the options’ prices and that of the securities/
indices hedged (or used for cover), which may render a given hedge unable to achieve its objective; possible loss of the premium paid for options; and potential inability to benefit from the appreciation of an underlying security above the exercise price. ADRs (“American Depositary Receipt”) may be subject to international trade, currency, political, regulatory and diplomatic risks. The Fund is also subject to other risks, such as fixed-income securities risk, which are detailed in the Fund’s prospectus. Diversification does not assure a profit or protect against a loss in a declining market.
A put is an option contract giving the owner the right, but not the obligation, to sell a specified amount of an underlying asset at a set price within a specified time. A cash-secured put is a put for which the writer deposits an amount of cash equal to the option’s exercise price. A call is an option contract giving the owner the right (but not the obligation) to buy a specified amount of an underlying security at a specified price within a specified time. A covered call is an options strategy whereby an investor holds a (long) position in an asset and writes (sells) call options on that same asset in an effort to, potentially, generate increased income from the asset. A call option is out-of-the-money if the stock price is below its strike price and a put option is out-of-the-money if the stock price is above its strike price. The spread to strike price is the difference between the current price of the security and the strike price. Strike price is the price at which a specific options contract can be exercised. Premium realized through the sale of options is not distributable as quarterly income.
A Message to Our Shareholders (Unaudited) 1
Performance Chart and Analysis (Unaudited) 3
Schedule of Investments 4
Schedule of Call and Put Options Written 7
Notes to Schedules of Investments and Call and Put Options Written 8
Statement of Assets and Liabilities 10
Statement of Operations 11
Statements of Changes in Net Assets 12
Financial Highlights 13
Notes to Financial Statements 15
Report of Independent Registered Public Accounting Firm 22
Additional Information (Unaudited) 23

MAI Managed Volatility Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
August 31, 2023
Dear Shareholder,
The MAI Managed Volatility Fund (the "Fund") seeks to achieve income and long-term capital appreciation; however, we differ from a traditional long equity fund in our lower equity exposure and use of an option overlay strategy in which we sell covered calls and cash secured puts. Premiums received from writing options provide a potential source of return to the Fund that is not dependent on growth in the general economy.
For the fiscal year ending August 31, 2023, the Fund's Institutional Class (MAIPX) returned 8.29%
and the Investor Class (DIVPX) returned 8.03%. Over the same period, the S&P 500® Index (the
"S&P 500") returned 15.94%. While elevated above its long-term averages for the first seven months of the Fund’s fiscal year, the CBOE Volatility Index (“VIX”)1, a measure of market risk, trended lower, and for the latter five months of the year mostly closed below its long-term average. The VIX fell from 25.56 on 9/1/22 to 13.57 on 8/31/23, near its lows for the year. There were notably large spikes in the VIX in September and October 2022 (roughly 20% as the market adjusted rate expectations in the face of stronger economic growth) and March of 2023 (roughly 30% during the regional bank crisis).
Throughout the year, we actively managed the Fund’s options portfolio, closing out positions when the remaining return potential was low, and continued to maintain a shorter than average duration which enabled us to be nimble during changes in volatility.
For most of the year, the Fund more or less kept pace with the S&P 500. However, the slow and steady pace of the Fund could not keep pace with the market surge that started in May and ran into summer. The S&P 500 rose sharply, fueled by investor frenzy for artificial intelligence technology.
The widespread disparity between the outperformance of large cap technology firms and the average stock negatively impacted the relative performance of the Fund.
Inflation and deglobalization continue to challenge central banks’ monetary policies. Wars are further clouding the picture and creating cross-currents between assets seeking a safer haven in fixed income and those trying to achieve a return in excess of inflation. We focus the Fund’s collateral at the short end of the yield curve, where it can serve as a source of potential incremental returns for the Fund without exaggerated liquidity, rate or credit risk.
With our focus on managing volatility we believe that we can be an important contributor to diversified portfolios.
As we were writing this letter, we received the tragic news that our long-time colleague and co-portfolio manager of the Fund, Seth Shalov, passed away in early October. While Seth had been ill for several months, he was making a steady recovery, so his death came as a shock. He will be remembered as a true professional who loved his clients and the markets. He was kind and thoughtful to all of the MAI family: his peers, the younger people in the office, many of whom he mentored, and so many other employees. He always had time for others, no matter what the issue, personal or professional. As a

MAI Managed Volatility Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
August 31, 2023
firm, we have the depth and resources to continue to manage the strategy, but Seth’s passing leaves a hole in life that’s harder to fill. We thank you for your support.
Sincerely,
Past performance is no guarantee of future results. Indexes are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly.
1
Cboe Volatility Index® (VIX® Index)
The VIX Index is a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500® Index
(SPX ℠ ) call and put options.
Kurt D. Nye Richard J. Buoncore

MAI Managed Volatility Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
August 31, 2023
The following chart reflects the change in the value of a hypothetical $50,000 investment in the Institutional Class, including reinvested dividends and distributions, in the MAI Managed Volatility Fund (the”Fund”) compared with the performance of the benchmark, the S&P 500 Index (“S&P 500”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the
U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $50,000 Investment
MAI Managed Volatility Fund - Institutional Class vs. S&P 500 Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call
(877) 414-7884. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Institutional Class and
Investor Class are 1.10% and 7.61%, respectively. However, the Fund’s adviser has contractually agreed to waive its fee and/
or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
(excluding all taxes, interest, acquired fund fees and expenses, dividends on short sales, brokerage costs, and extraordinary expenses) to 0.99% and 1.24%, for the Institutional Class and Investor Class, respectively, through January 1, 2024 (the
“Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The total operating expenses after fee waiver and/or expense reimbursements, per the fund’s prospectus are, 1.04% and 1.29% for the Institutional Class and Investor Class, respectively. The adviser may recoup from the Fund fees waived and expenses reimbursed by the adviser pursuant to the Expense Cap if such recoupment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current Expense
Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Years Ended August 31, 2023 One Year Five Year Ten Year
MAI Managed Volatility Fund - Institutional Class 8.29% 5.38% 5.69%
MAI Managed Volatility Fund - Investor Class 8.03% 5.12% 5.44%
S&P 500® Index 15.94% 11.12% 12.81%

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS
August 31, 2023

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 38.6%
Communication Services - 3.9%
28,660 Alphabet, Inc., Class A
(a)(b)
$ 3,902,632
34,293 AT&T, Inc. 507,194
32,172 Comcast Corp., Class A 1,504,363
7,289 Meta Platforms, Inc., Class A
(a)
2,156,742
10,041 The Walt Disney Co.
(a)
840,231
17,941 Verizon Communications, Inc. 627,576
8,296 Warner Bros Discovery, Inc.
(a)
109,009
9,647,747
Consumer Discretionary - 3.3%
22,360 Amazon.com, Inc.
(a)(b)
3,085,904
2,814 McDonald's Corp. 791,156
10,544 NIKE, Inc., Class B 1,072,430
10,011 The Home Depot, Inc.
(b)
3,306,633
8,256,123
Consumer Staples - 2.7%
11,233 Altria Group, Inc. 496,723
5,660 Anheuser-Busch InBev SA/NV, ADR 321,997
1,270 Costco Wholesale Corp. 697,586
5,376 Diageo PLC, ADR 890,534
15,152 Mondelez International, Inc., Class A 1,079,732
9,224 PepsiCo., Inc.
(b)
1,641,134
4,882 The Procter & Gamble Co. 753,488
5,755 Walmart, Inc. 935,821
6,817,015
Energy - 1.8%
4,159 Chevron Corp. 670,015
4,761 EOG Resources, Inc. 612,360
7,329 Exxon Mobil Corp. 814,912
48,133 Kinder Morgan, Inc. 828,850
5,807 Marathon Petroleum Corp. 829,065
3,323 Occidental Petroleum Corp. 208,651
8,894 Schlumberger NV 524,390
4,488,243
Financials - 5.4%
52,675 Bank of America Corp.
(b)
1,510,192
4,184 Berkshire Hathaway, Inc., Class B
(a)
1,507,077
7,060 Chubb, Ltd. 1,418,142
11,965 Citigroup, Inc. 494,035
12,857 JPMorgan Chase & Co. 1,881,365
14,790 MetLife, Inc. 936,799
12,732 The Charles Schwab Corp. 753,098
13,795 U.S. Bancorp 503,931
14,260 Visa, Inc., Class A
(b)
3,503,397
19,495 Wells Fargo & Co. 804,948
13,312,984
Health Care - 5.4%
15,837 Abbott Laboratories
(b)
1,629,627
9,442 AbbVie, Inc. 1,387,596
7,031 Amgen, Inc. 1,802,327
11,136 Bristol-Myers Squibb Co. 686,534
9,531 CVS Health Corp. 621,135
9,690 Johnson & Johnson
(b)
1,566,679
10,745 Medtronic PLC 875,717
6,765 Merck & Co., Inc. 737,250
676 Organon & Co. 14,845
20,839 Pfizer, Inc. 737,284
6,703 UnitedHealth Group, Inc.
(b)
3,194,516

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS
August 31, 2023

See Notes to Financial Statements.
Shares Security Description Value
Health Care - 5.4% (continued)
2,585 Viatris, Inc. $ 27,789
13,281,299
Industrials - 2.7%
5,392 Carrier Global Corp. 309,770
9,007 Honeywell International, Inc. 1,692,776
2,696 Otis Worldwide Corp. 230,643
14,637 RTX Corp. 1,259,367
3,529 The Boeing Co.
(a)
790,602
4,919 Union Pacific Corp. 1,084,984
7,679 United Parcel Service, Inc., Class B 1,300,823
6,668,965
Information Technology - 11.4%
12,466 Advanced Micro Devices, Inc.
(a)
1,317,906
40,860 Apple, Inc.
(b)
7,676,368
2,387 Broadcom, Inc. 2,202,938
27,517 Cisco Systems, Inc. 1,578,100
4,805 Fortinet, Inc.
(a)
289,309
15,389 Intel Corp. 540,769
2,669 Intuit, Inc. 1,446,091
19,736 Microsoft Corp.
(b)
6,468,671
1,924 NVIDIA Corp. 949,590
24,562 Oracle Corp. 2,957,019
12,656 QUALCOMM, Inc. 1,449,492
2,444 ServiceNow, Inc.
(a)
1,439,101
28,315,354
Materials - 0.3%
2,318 Air Products and Chemicals, Inc. 684,946
Real Estate - 0.7%
4,439 American Tower Corp. REIT 804,880
25,155 Weyerhaeuser Co. REIT 823,826
1,628,706
Utilities - 1.0%
37,380 NextEra Energy, Inc.
(b)
2,496,984
Total Common Stock (Cost $53,378,369) 95,598,366
Principal Security Description Rate Maturity Value
Fixed Income Securities - 35.5%
Corporate Non-Convertible Bond - 0.4%
Information Technology - 0.4%
$ 1,000,000 Apple, Inc.
(Cost $993,031) 3.00% 02/09/24 989,179
U.S. Government & Agency Obligations - 35.1%
U.S. Treasury Securities - 35.1%
2,500,000 U.S. Treasury Note/Bond 0.13  09/15/23 2,494,964
1,000,000 U.S. Treasury Note/Bond
(b)
2.88  09/30/23 997,934
10,000,000 U.S. Treasury Note/Bond
(b)
2.88  11/30/23 9,936,840
15,000,000 U.S. Treasury Note/Bond
(b)
2.63  12/31/23 14,861,374
3,000,000 U.S. Treasury Note/Bond
(b)
0.75  12/31/23 2,953,642
2,000,000 U.S. Treasury Note/Bond
(b)
3.00  06/30/24 1,961,094
5,000,000 U.S. Treasury Note/Bond
(b)
4.25  09/30/24 4,944,202
5,500,000 U.S. Treasury Note/Bond
(b)
2.13  09/30/24 5,315,082
6,000,000 U.S. Treasury Note/Bond
(b)
4.50  11/30/24 5,946,914
5,000,000 U.S. Treasury Note/Bond
(b)
4.25  12/31/24 4,939,355
10,000,000 U.S. Treasury Note/Bond
(b)
4.63  02/28/25 9,931,641
5,000,000 U.S. Treasury Note/Bond
(b)
2.75  02/28/25 4,832,227
7,500,000 U.S. Treasury Note/Bond 3.88  04/30/25 7,364,355
7,500,000 U.S. Treasury Note/Bond 4.63  06/30/25 7,458,984

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS
August 31, 2023

See Notes to Financial Statements.
Principal Security Description Rate Maturity Value
U.S. Treasury Securities - 35.1% (continued)
$ 3,000,000 U.S. Treasury Note/Bond
(b)
4.25% 10/15/25 $ 2,966,836
86,905,444
Total U.S. Government & Agency Obligations (Cost $87,614,507) 86,905,444
Total Fixed Income Securities (Cost $88,607,538) 87,894,623
Shares Security Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
415 Occidental Petroleum Corp.
(a)
(Cost $0) $ 22.00 08/03/27 16,953
Shares Security Description Value
Money Market Fund - 23.3%
57,856,818 First American Government Obligations Fund, Class X, 5.25%
(c)
(Cost $57,856,818) 57,856,818
Investments, at value - 97.4% (Cost $199,842,725) $ 241,366,760
Total Written Options - (1.0)% (Premiums Received $(2,479,897)) (2,384,291)
Other Assets & Liabilities, Net - 3.6% 8,885,619
Net Assets - 100.0% $ 247,868,088

MAI Managed Volatility Fund
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
August 31, 2023

See Notes to Financial Statements.
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (1.0)%
Call Options Written - (0.9)%
(10) CBOE S&P 500 INDEX S&P 500 $ 4,350.00 09/23 $ 4,507,660 $ (166,950)
(8) CBOE S&P 500 INDEX S&P 500 4,325.00 09/23 3,606,128 (154,240)
(25) CBOE S&P 500 INDEX S&P 500 4,325.00 09/23 11,269,150 (491,750)
(15) CBOE S&P 500 INDEX S&P 500 4,300.00 09/23 6,761,490 (331,275)
(20) CBOE S&P 500 INDEX S&P 500 4,550.00 09/23 9,015,320 (88,500)
(20) CBOE S&P 500 INDEX S&P 500 4,500.00 09/23 9,015,320 (145,400)
(15) CBOE S&P 500 INDEX S&P 500 4,475.00 09/23 6,761,490 (134,400)
(5) CBOE S&P 500 INDEX S&P 500 4,400.00 10/23 2,253,830 (78,675)
(12) CBOE S&P 500 INDEX S&P 500 4,370.00 10/23 5,409,192 (219,000)
(10) CBOE S&P 500 INDEX S&P 500 4,550.00 10/23 4,507,660 (71,500)
(28) CBOE S&P 500 INDEX S&P 500 4,575.00 10/23 12,621,448 (197,120)
(10) CBOE S&P 500 INDEX S&P 500 4,375.00 10/23 4,507,660 (207,950)
Total Call Options Written (Premiums Received $(2,159,896)) (2,286,760)
Put Options Written - (0.1)%
(20) CBOE S&P 500 INDEX S&P 500 4,300.00 09/23 8,600,000 (7,400)
(15) CBOE S&P 500 INDEX S&P 500 4,200.00 09/23 6,300,000 (9,750)
(10) CBOE S&P 500 INDEX S&P 500 4,100.00 09/23 4,100,000 (4,020)
(6) CBOE S&P 500 INDEX S&P 500 4,250.00 10/23 2,550,000 (7,086)
(5) CBOE S&P 500 INDEX S&P 500 4,050.00 10/23 2,025,000 (2,345)
(15) CBOE S&P 500 INDEX S&P 500 4,150.00 10/23 6,225,000 (18,300)
(9) CBOE S&P 500 INDEX S&P 500 4,200.00 10/23 3,780,000 (17,730)
(10) CBOE S&P 500 INDEX S&P 500 4,000.00 10/23 4,000,000 (9,600)
(30) CBOE S&P 500 INDEX S&P 500 3,900.00 10/23 11,700,000 (21,300)
Total Put Options Written (Premiums Received $(320,001)) (97,531)
Total Written Options - (1.0)% (Premiums Received
$(2,479,897)) $ (2,384,291)

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN
August 31, 2023

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of August 31, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) All or a portion of this security is held as collateral for written options.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of August 31, 2023.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 9,647,747 $ – $ – $ 9,647,747
Consumer Discretionary 8,256,123 – – 8,256,123
Consumer Staples 6,817,015 – – 6,817,015
Energy 4,488,243 – – 4,488,243
Financials 13,312,984 – – 13,312,984
Health Care 13,281,299 – – 13,281,299
Industrials 6,668,965 – – 6,668,965
Information Technology 28,315,354 – – 28,315,354
Materials 684,946 – – 684,946
Real Estate 1,628,706 – – 1,628,706
Utilities 2,496,984 – – 2,496,984
Corporate Non-Convertible Bond – 989,179 – 989,179
U.S. Government & Agency Obligations – 86,905,444 – 86,905,444
Warrants 16,953 – – 16,953
Money Market Fund 57,856,818 – – 57,856,818
Investments at Value $ 153,472,137 $ 87,894,623 $ – $ 241,366,760
Total Assets $ 153,472,137 $ 87,894,623 $ – $ 241,366,760
Liabilities
Other Financial Instruments*
Written Options (79,801) (2,304,490) – (2,384,291)
Total Liabilities $ (79,801) $ (2,304,490) $ – $ (2,384,291)
* Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at year end.

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN
August 31, 2023

See Notes to Financial Statements.
** Used to meet the collateral requirements of a tri-party agreement between the prime broker, custodian and the Fund
PORTFOLIO HOLDINGS (Unaudited)
% of Net Assets
Common Stock 38.6%
Corporate Non-Convertible Bond 0.4%
U.S. Government & Agency Obligations 35.1%
Warrants 0.0%
Money Market Fund** 23.3%
Written Options (1.0)%
Other Assets & Liabilities, Net 3.6%
100.0%
PORTFOLIO HOLDINGS (Unaudited)
% of Common Stock
Communication Services 10.1%
Consumer Discretionary 8.7%
Consumer Staples 7.1%
Energy 4.7%
Financials 13.9%
Health Care 13.9%
Industrials 7.0%
Information Technology 29.6%
Materials 0.7%
Real Estate 1.7%
Utilities 2.6%
100.0%

MAI Managed Volatility Fund
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2023

See Notes to Financial Statements.
* $5,862,457 was held at Interactive Brokers LLC.
ASSETS
Investments, at value (Cost $199,842,725) $ 241,366,760
Cash 2,113,642
Deposits with broker* 5,862,457
Receivables:
Fund shares sold 146,572
Dividends and interest 1,095,862
Prepaid expenses 27,840
Total Assets
250,613,133
LIABILITIES
Call options written, at value (Premiums received $2,159,896) 2,286,760
Put options written, at value (Premiums received $320,001) 97,531
Payables:
Fund shares redeemed 126,752
Accrued Liabilities:
Investment adviser fees 149,815
Fund services fees 26,752
Other expenses 57,435
Total Liabilities
2,745,045
NET ASSETS
$ 247,868,088
COMPONENTS OF NET ASSETS
Paid-in capital $ 203,962,038
Distributable Earnings 43,906,050
NET ASSETS
$ 247,868,088
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 17,332,161
Investor Shares 38,884
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $247,291,485) $ 14.27
Investor Shares (based on net assets of $576,603) $ 14.83

MAI Managed Volatility Fund
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2023

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,219) $ 3,805,895
Interest income 2,815,754
Total Investment Income
6,621,649
EXPENSES
Investment adviser fees 1,678,688
Fund services fees 285,570
Transfer agent fees:
Institutional Shares 10,684
Investor Shares 2,709
Non 12b-1 shareholder servicing fees:
Institutional Shares 167,558
Investor Shares 589
Distribution fees:
Investor Shares 1,248
Custodian fees 19,602
Registration fees:
Institutional Shares 23,960
Investor Shares 18,452
Professional fees 53,607
Trustees' fees and expenses 9,440
Other expenses 75,420
Total Expenses 2,347,527
Fees waived
(130,421)
Net Expenses
2,217,106
NET INVESTMENT INCOME
4,404,543
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
(89,521)
Written options
5,156,129
Net realized gain
5,066,608
Net change in unrealized appreciation (depreciation) on:
Investments
9,263,894
Written options
(579,126)
Net change in unrealized appreciation (depreciation)
8,684,768
NET REALIZED AND UNREALIZED GAIN
13,751,376
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 18,155,919

MAI Managed Volatility Fund
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended August 31,
2023 2022
OPERATIONS
Net investment income $ 4,404,543 $ 433,271
Net realized gain 5,066,608 8,339,628
Net change in unrealized appreciation (depreciation) 8,684,768 (12,103,984)
Increase (Decrease) in Net Assets Resulting from Operations
18,155,919 (3,331,085)
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares (6,807,108) (51,276)
Investor Shares (10,408) –
Total Distributions Paid
(6,817,516) (51,276)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 74,916,034 57,953,951
Investor Shares 695,305 598,773
Reinvestment of distributions:
Institutional Shares 6,679,031 50,919
Investor Shares 10,407 –
Redemption of shares:
Institutional Shares
(46,501,381) (29,435,545)
Investor Shares
(592,910) (572,637)
Increase in Net Assets from Capital Share Transactions
35,206,486 28,595,461
Increase in Net Assets
46,544,889 25,213,100
NET ASSETS
Beginning of Year
201,323,199 176,110,099
End of Year
$ 247,868,088 $ 201,323,199
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 5,449,951 4,158,548
Investor Shares 48,472 41,446
Reinvestment of distributions:
Institutional Shares 485,493 3,864
Investor Shares 730 –
Redemption of shares:
Institutional Shares
(3,366,917) (2,108,599)
Investor Shares
(41,707) (39,778)
Increase in Shares
2,576,022 2,055,481

MAI Managed Volatility Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended August 31,
2023 2022 2021 2020 2019
INSTITUTIONAL CLASS
NET ASSET VALUE, Beginning of Year
$ 13.61 $ 13.82 $ 12.01 $ 11.90 $ 11.87
INVESTMENT OPERATIONS
Net investment income (a) 0.27 0.03 0.00
(b)
0.09 0.16
Net realized and unrealized gain
(loss)
0.84 (0.24) 1.82 0.19 0.21
Total from Investment Operations
1.11 (0.21) 1.82 0.28 0.37
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.21) (0.00)
(b)
(0.01) (0.11) (0.14)
Net realized gain
(0.24) – – (0.06) (0.20)
Total Distributions to Shareholders
(0.45) (0.00) (0.01) (0.17) (0.34)
NET ASSET VALUE, End of Year
$ 14.27 $ 13.61 $ 13.82 $ 12.01 $ 11.90
TOTAL RETURN
8.29% (1.49)% 15.12% 2.42% 3.33%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 247,291 $ 200,883 $ 175,686 $ 156,165 $ 144,705
Ratios to Average Net Assets:
Net investment income 1.97% 0.23% 0.02% 0.73% 1.38%
Net expenses 0.99% 1.00% 1.03% 1.00% 0.99%
Dividend expenses –% 0.01% 0.04% 0.01% –%
Net expenses without dividend and
interest expenses 0.99% 0.99% 0.99% 0.99% 0.99%
Gross expenses (c) 1.04% 1.06% 1.12% 1.12% 1.10%
PORTFOLIO TURNOVER RATE 0% 9% 0% 22% 1%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

MAI Managed Volatility Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended August 31,
2023 2022 2021 2020 2019
INVESTOR CLASS
NET ASSET VALUE, Beginning of Year
$ 14.03 $ 14.28 $ 12.44 $ 12.24 $ 12.11
INVESTMENT OPERATIONS
Net investment income (loss) (a) 0.25 0.00
(b)
(0.03) 0.06 0.13
Net realized and unrealized gain
(loss)
0.87 (0.25) 1.87 0.21 0.22
Total from Investment Operations
1.12 (0.25) 1.84 0.27 0.35
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.08) – – (0.01) (0.02)
Net realized gain
(0.24) – – (0.06) (0.20)
Total Distributions to Shareholders
(0.32) – – (0.07) (0.22)
NET ASSET VALUE, End of Year
$ 14.83 $ 14.03 $ 14.28 $ 12.44 $ 12.24
TOTAL RETURN
8.03% (1.75)% 14.79% 2.22% 2.98%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 577 $ 440 $ 425 $ 315 $ 454
Ratios to Average Net Assets:
Net investment income (loss) 1.72% (0.01)% (0.23)% 0.48% 1.12%
Net expenses 1.24% 1.25% 1.28% 1.25% 1.24%
Dividend expenses –% 0.01% 0.04% 0.01% –%
Net expenses without dividend and
interest expenses 1.24% 1.24% 1.24% 1.24% 1.24%
Gross expenses (c) 6.22% 7.57% 8.12% 6.78% 5.56%
PORTFOLIO TURNOVER RATE 0% 9% 0% 22% 1%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2023
Note 1. Organization
The MAI Managed Volatility Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”).
The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust
Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Class and
Investor Class. Institutional Class and Investor Class commenced operations on September 23, 2010, and December 2, 2010, respectively. The Fund’s investment objective is income and long-term capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial
Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services –
Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”)
has designated the Adviser, as defined in Note 4, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-
based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2023
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various
“inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S.
market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of August 31, 2023, for the Fund’s investments is included in the Fund’s Notes to Schedules of Investments and Call and Put Options Written.
Security Transactions, Investment Income and Realized Gain and Loss – Investment
transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method.
Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.
The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.
The values of each individual written option outstanding as of August 31, 2023, are disclosed in the
Fund’s Schedule of Call and Put Options Written.

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2023
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended
(“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.
The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of August 31, 2023, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”)
insurance limits. As of August 31, 2023, the Fund had $1,863,642 at US Bank, N.A. that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – MAI Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group,
LLC (d/b/a ACA Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor is not affiliated with the Adviser or Atlantic
Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2023
Services) (“Apex”) or their affiliates. The Trust has adopted a Rule 12b-1 plan under which the Fund pays the Distributor a fee up to 0.25% of the average daily net assets of the Investor Class for distribution services and/or the servicing of shareholder accounts. Because the Investor Class pays distribution fees on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor may pay any fee received under the Rule 12b-1 plan to the Adviser or other financial intermediaries that provide distribution and shareholder services with respect to Investor Class shares. In addition to paying fees under the Rule 12b-1 plan, the Fund may pay service fees to financial intermediaries for administration, recordkeeping and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents. If the Fund pays shareholder service fees on an ongoing basis, over time these fees will increase the cost of your investment.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays
Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial
Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the
Chairman), and the Audit Committee Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of
Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 5. Expense Reimbursements and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, acquired fund fees and expenses, dividends on short sales, brokerage costs, and extraordinary expenses ) to 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively , through at least January 1, 2024. The contractual waivers may be changed or eliminated at any time with consent of the Board. During the year ended August 31, 2023, fees waived were $130,421.
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/
or Expense Reimbursement of a class (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/
expenses were waived/reimbursed. As of August 31, 2023, $459,166 is subject to recapture by the
Adviser .
Note 6. Security Transactions
Investment transactions for the year ended August 31, 2023 excluding U.S. Government and Agency securities and short-term investments, were as follows:

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2023
Investment transactions in U.S. Government and Agency securities for the year ended August 31,
2023, were as follows:
Note 7. Summary of Derivative Activity
The Fund may invest in certain derivatives, as detailed below, to meet its investment objective.
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In some cases, the Fund could lose more than the principal amount invested by investing in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when doing so would be beneficial.
The Fund may also utilize certain derivative instruments and investment techniques for risk management or hedging purposes. There is no assurance that such risk management and hedging strategies will be successful, as such success will depend on, among other factors, the Adviser’s ability to predict the future correlation, if any, between the performance of the instruments utilized for hedging purposes and the performance of the investments being hedged.
The following provides more information on specific types of derivatives and activity in the Fund:
The use of derivative instruments by the Fund for the year ended August 31, 2023 related to the use of written call and put options. The options in which the Fund transacts are designed to generate gains and provide downside protection in falling markets. When dividends and interest income from the Fund’s portfolio are coupled with the premium generated from the option writing activity, the
Adviser believes the Fund can pursue its objective with less downside deviation than traditional equity investment strategies by, in effect, managing volatility.
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. Premiums received on purchased and written options for the year ended August 31, 2023, for any derivative type that was held during the period is as follows:
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of
August 31, 2023 :
Non-U.S. Government Obligations
Purchases Sales
$ 994,260 $ 10,248
U.S. Government Obligations
Purchases Sales
$ 69,330,629 $ –
Written Options $ (15,951,593)

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2023
Realized and unrealized gains and losses on derivatives contracts during the period ended August 31,
2023 by the Fund are recorded in the following locations on the Statement of Operations:
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at August 31, 2023. These amounts may be collateralized by cash or financial instruments.
Note 8. Federal Income Tax
As of August 31, 2023, the cost of investments for federal income tax purposes is $198,876,153 and the components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
Location: Equity Risk
Liability derivatives:
Call options written $ (2,286,760)
Put options written (97,531)
Total liability derivatives $ (2,384,291)
Location:
Equity
Contracts
Net realized gain (loss) on:
Written options $ 5,156,129
Total net realized gain (loss) $ 5,156,129
Net change in unrealized
appreciation (depreciation)
on:
Written options $ (579,126)
Total net change in
unrealized appreciation
(depreciation) $ (579,126)
Gross Asset
(Liability) as
Presented in
the Statement
of Assets and
Liabilities
Financial
Instruments
(Received)
Pledged*
Cash Collateral
(Received)
Pledged* Net Amount
Liabilities:
Over-the-counter derivatives** (2,384,291) 2,384,291 – –
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the
Statement of Assets and Liabilities
** Over-the-counter derivatives may consist of written options contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Call and Put Options Written.
Gross Unrealized Appreciation
$ 44,552,011
Gross Unrealized Depreciation
(4,445,695)
Net Unrealized Appreciation
$ 40,106,316

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2023
As of August 31, 2023, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to temporary book/tax differences related to investments in real estate investment trusts, wash sales, straddles, index options and equity return of capital.
Note 9. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update 2022-
03, which amends Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities
Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.
Note 10. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.
2023 2022
Ordinary Income $ 4,481,163 $ 51,276
Long-Term Capital Gain 2,336,353 –
$ 6,817,516 $ 51,276
Undistributed Ordinary Income
$ 2,259,482
Undistributed Long-Term Gain
1,540,252
Unrealized Appreciation
40,106,316
Total
$ 43,906,050

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of MAI Managed Volatility Fund
and the Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedules of investments and call and put options written, of MAI Managed Volatility Fund (the “Fund”), a series of Forum Funds, as of August 31, 2023, the related statements of operations and changes in net assets for the year then ended, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial statements and financial highlights for the years ended August 31, 2022, and prior, were audited by other auditors whose report dated October 25, 2022, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and
are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.
Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August
31, 2023, by correspondence with the custodian and broker. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
Cohen & Company, LTD.
Philadelphia, Pennsylvania
October 30 , 2023

MAI Managed Volatility Fund
ADDITIONAL INFORMATION (Unaudited)
August 31, 2023
Change in Independent Registered Public Accounting Firm
On March 9, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Fund, a series of Forum Funds. The Audit Committee of the Board of Directors approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.
The reports of BBD on the financial statements of the Fund as of and for the fiscal years ended
August 31, 2022 and August 31, 2021 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the years ended August 31, 2022 and August 31, 2021, and during the subsequent interim period through March 9, 2023, (i) there were no disagreements between the Trust and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period, and (ii) there were no “reportable events,” as defined in Item 304(a)(1)
(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
The Trust requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange
Commission stating that it agrees with the above statements. A copy of this letter is filed as an exhibit to Form N-CSR.
On March 17, 2023, the Audit Committee of the Board also recommended and approved the appointment of Cohen as the Fund's independent registered public accounting firm for the fiscal year ending August 31, 2023.
During the fiscal years ended August 31, 2022 and August 31, 2021, and during the subsequent interim period through March 17, 2023, neither the Trust , nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either, (i) the subject of a “disagreement,”
as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (877) 414-7884 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June
30 is available, without charge and upon request, by calling (877) 414-7884 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees, distribution (12b-
1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs

MAI Managed Volatility Fund
ADDITIONAL INFORMATION (Unaudited)
August 31, 2023
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023 through August 31, 2023.
Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 38.03% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 39.23% for the qualified dividend rate (QDI) as defined in
Section 1(h)(11) of the Code. The Fund also designates 23.07% as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD). The Fund also designates 39.11% as qualified interest income exempt from U.S. tax for foreign shareholders (QII). Pursuant to Section 852(b)(3)
of the Internal Revenue Code, the Fund designates $2,336,353 as long term capital gain dividends for the year.
Beginning
Account Value
March 1, 2023
Ending
Account Value
August 31, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Institutional Shares
Actual $ 1,000.00 $ 1,053.10 $ 5.12 0.99%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.21 $ 5.04 0.99%
Investor Shares
Actual $ 1,000.00 $ 1,051.33 $ 6.41 1.24%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.95 $ 6.31 1.24%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

MAI Managed Volatility Fund
ADDITIONAL INFORMATION (Unaudited)
August 31, 2023
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. The Fund’s Statement of Additional
Information includes additional information about the Trustees and is available, without charge and upon request, by calling (877) 414-7884.
(1)
Karen Shaw is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund
Services and her role as Treasurer of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in
Fund Complex
Overseen By
Trustee
Other
Directorships
Held By
Trustee
During Past
Five Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since
2011 and
Chairman
since 2018
Director, Blue Sky Experience
(a charitable endeavor) since
2008; Senior Vice President
& General Counsel, American
Century Companies (an
investment management firm)
1998-2008.
1 Trustee, Forum
Funds II and
U.S. Global In-
vestors Funds
Mark D. Moyer
Born: 1959
Trustee Since 2018 Independent consultant
providing interim CFO services,
principally to non-profit
organizations, since 2021;
Chief Financial Officer, Freedom
House (a NGO advocating
political freedom and
democracy) 2017-2021.
1 Trustee, Forum
Funds II and
U.S. Global In-
vestors Funds
Jennifer Brown-
Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global
Advisors (a registered
investment adviser) 1996-
2010.
1 Trustee, Forum
Funds II and
U.S. Global In-
vestors Funds
Interested Trustees
(1)
Karen Shaw
Born: 1972
Trustee Since 2023 Senior Vice President, Apex
Fund Services since 2019;
Senior Vice President, Atlantic
Fund Services 2008-2019.
1 Trustee, Forum
Funds II and
U.S. Global In-
vestors Funds

MAI Managed Volatility Fund
ADDITIONAL INFORMATION (Unaudited)
August 31, 2023
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past Five Years
Officers
Zachary Tackett
Born: 1988
President; Principal
Executive Officer; Anti-
Money Laundering
Compliance Officer; Identity
Theft Prevention Officer
President and Principal
Executive Officer since
2023; Anti-Money
Laundering Compliance
Officer and Identity
Theft Prevention Officer
since 2014
Senior Counsel, Apex Fund Services
since 2019; Counsel, Atlantic Fund
Services 2014-2019.
Karen Shaw
Born: 1972
Treasurer; Principal
Financial Officer
Since 2008 Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services
2008-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer Chief Compliance
Officer 2008-2016 and
2021-current
Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services
2008-2019.
Lindsey Dorval
Born: 1981
Vice President; Secretary Since 2023 Counsel, Apex Fund Services since
2020.

MAI Managed Volatility Fund
Investor Class
(DIVPX)
Institutional Class
(MAIPX)
INVESTMENT ADVISER
MAI Capital Management, LLC
6050 Oak Tree Blvd, Suite 500
Cleveland, OH 44131
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general information of
the shareholders of the Fund. It is not authorized for
distribution to prospective investors unless preceded
or accompanied by an effective prospectus, which
includes information regarding the Fund’s risks,
objectives, fees and expenses, experience of its
management and other information.
244-ANR-0823

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)

There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)

There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)

Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagem12,400ents for the Reporting Periods, were $15,000 in 2022 and $15,500 in 2023.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2022 and $0 in 2023.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2022 and $3,100 in 2023.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2022 and $0 in 2023.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2022 and $0 in 2023.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

TEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(a)(4) Change in Independent Registered Public Accounting Firm (Exhibit filed herewith).

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds

By	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date	October 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date	October 31, 2023

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	October 31, 2023